Derivatives - Impact of the accumulated amount of fair hedge adjustments (Details) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£) € / £ $ / ლ
Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	£ 67,900
Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments	0.94%
0-3 months | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	£ 8,600
0-3 months | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments	0.54%
3-12 months | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	£ 18,900
3-12 months | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments	0.56%
1-3 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	£ 34,100
1-3 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments	1.07%
3-5 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	£ 5,100
3-5 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments	1.34%
5-10 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	£ 400
5-10 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments	3.96%
10-20 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	£ 800
10-20 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments	4.31%
Fair value hedging
Derivatives
Carrying value of hedged liabilities	£ 25,648
Impact on hedged items included in CV, liabilities	3
Fair value hedging | Other financial liabilities
Derivatives
Carrying value of hedged liabilities	23,289
Impact on hedged items included in CV, liabilities	(19)
Fair value hedging | Subordinated liabilities
Derivatives
Carrying value of hedged liabilities	2,359
Impact on hedged items included in CV, liabilities	22
Fair value hedging | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	34,000
Carrying value of hedged assets	38,076
Impact on hedged items included in CV, assets	1,237
Impact on hedged items ceased to be adjusted for hedging gains or losses, assets	101
Fair value hedging | Interest rate contracts | Loans to banks and customers
Derivatives
Carrying value of hedged assets	6,197
Impact on hedged items included in CV, assets	875
Impact on hedged items ceased to be adjusted for hedging gains or losses, assets	91
Fair value hedging | Interest rate contracts | Other financial assets - Securities
Derivatives
Carrying value of hedged liabilities	31,879
Impact on hedged items included in CV, assets	362
Impact on hedged items ceased to be adjusted for hedging gains or losses, assets	10
Fair value hedging | Average fixed interest rate
Derivatives
Accumulated amount of fair hedge adjustments	26,000
Fair value hedging | 0-3 months | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	1,000
Fair value hedging | 3-12 months | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	1,800
Fair value hedging | 3-12 months | Average fixed interest rate
Derivatives
Accumulated amount of fair hedge adjustments	2,000
Fair value hedging | 1-3 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	11,000
Fair value hedging | 1-3 years | Average fixed interest rate
Derivatives
Accumulated amount of fair hedge adjustments	7,500
Fair value hedging | 3-5 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	4,900
Fair value hedging | 3-5 years | Average fixed interest rate
Derivatives
Accumulated amount of fair hedge adjustments	10,000
Fair value hedging | 5-10 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	7,800
Fair value hedging | 5-10 years | Average fixed interest rate
Derivatives
Accumulated amount of fair hedge adjustments	4,600
Fair value hedging | 10-20 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	3,700
Fair value hedging | 10-20 years | Average fixed interest rate
Derivatives
Accumulated amount of fair hedge adjustments	1,900
Fair value hedging | 20+ years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	£ 3,800
Cash flow hedging
Derivatives
Average foreign exchange rate | $ / ლ	1.37
Cash flow hedging | Bank and customer deposits
Derivatives
Carrying value of hedged liabilities	£ 67,854
Cash flow hedging | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	81,800
Cash flow hedging | Interest rate contracts | Loans to banks and customers
Derivatives
Carrying value of hedged assets	£ 81,880
Cash flow hedging | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments	1.33%
Cash flow hedging | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	£ 12,500
Carrying value of hedged liabilities	12,492
Cash flow hedging | Exchange rate risk | Other financial liabilities
Derivatives
Carrying value of hedged liabilities	5,590
Cash flow hedging | Exchange rate risk | Subordinated liabilities
Derivatives
Carrying value of hedged liabilities	6,902
Cash flow hedging | 0-3 months | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	£ 3,900
Cash flow hedging | 0-3 months | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments	1.87%
Cash flow hedging | 3-12 months | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	£ 10,900
Cash flow hedging | 3-12 months | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments	1.44%
Cash flow hedging | 1-3 years
Derivatives
Average foreign exchange rate | $ / ლ	1.32
Cash flow hedging | 1-3 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	£ 47,800
Cash flow hedging | 1-3 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments	1.13%
Cash flow hedging | 1-3 years | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	£ 5,800
Cash flow hedging | 3-5 years
Derivatives
Average foreign exchange rate | $ / ლ	1.37
Cash flow hedging | 3-5 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	£ 8,700
Cash flow hedging | 3-5 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments	2.00%
Cash flow hedging | 3-5 years | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	£ 4,700
Cash flow hedging | 5-10 years
Derivatives
Average foreign exchange rate | $ / ლ	1.50
Cash flow hedging | 5-10 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	£ 10,500
Cash flow hedging | 5-10 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments	1.43%
Cash flow hedging | 5-10 years | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	£ 2,000
Foreign exchange | Exchange rate risk | Other financial assets - Securities
Derivatives
Carrying value of hedged assets	3
Net investment hedging
Derivatives
Accumulated amount of fair hedge adjustments	£ 2,000
Net investment hedging | Interest rate contracts
Derivatives
Average foreign exchange rate | $ / ლ	4.81
Net investment hedging | Average fixed interest rate
Derivatives
Average foreign exchange rate | € / £	1.21
Net investment hedging | 0-3 months
Derivatives
Accumulated amount of fair hedge adjustments	£ 1,200
Net investment hedging | 0-3 months | Interest rate contracts
Derivatives
Average foreign exchange rate | $ / ლ	4.80
Net investment hedging | 0-3 months | Average fixed interest rate
Derivatives
Average foreign exchange rate | € / £	1.22
Net investment hedging | 3-12 months
Derivatives
Accumulated amount of fair hedge adjustments	£ 600
Net investment hedging | 3-12 months | Interest rate contracts
Derivatives
Average foreign exchange rate | $ / ლ	4.83
Net investment hedging | 3-12 months | Average fixed interest rate
Derivatives
Average foreign exchange rate | € / £	1.23
Net investment hedging | 1-3 years
Derivatives
Accumulated amount of fair hedge adjustments	£ 200
Net investment hedging | 1-3 years | Interest rate contracts
Derivatives
Average foreign exchange rate | $ / ლ	4.82
Net investment hedging | 1-3 years | Average fixed interest rate
Derivatives
Average foreign exchange rate | € / £	1.18